Stockholders' Equity (Details)			3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 12, 2021 d $ / shares shares	Nov. 12, 2021 vote $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) vote $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) vote $ / shares shares	May 10, 2022 shares	Dec. 31, 2020 shares	Nov. 06, 2020 shares	Sep. 10, 2018 shares
Common and Preferred Shares
Common stock, shares authorized (in shares)		500,000,000	500,000,000	500,000,000		500,000,000			400,000	20,000
Common shares, par value (in usd per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares)			71,980,872	71,980,872		73,249,042
Recapitalization exchange ratio		591
Number of common stock, vote per share | vote		1		1		1
Dividends, common stock | $				$ 0		$ 0
Preferred stock, shares authorized (in shares)			10,000,000	10,000,000		10,000,000
Preferred stock, par value (in usd per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares outstanding (in shares)			166,640	166,640		163,510		0
Shares issued upon conversion (in shares)			100	100		100
Maximum percent of common stock allowed			4.90%	4.90%
Threshold number of business days before sending notice of redemption to warrant holders | d	3
Number of shares authorized to be repurchased (in shares)							20,000,000
Stock repurchased and retired (in shares)			1,500,000
Common stock repurchase | $			$ 9,000,000	$ 9,000,000	$ 0
Authorized amount available for repurchases | $			$ 11,000,000	$ 11,000,000
Common stock, shares issued (in shares)			71,980,872	71,980,872		73,249,042
Preferred stock, shares issued (in shares)			166,640	166,640		163,510		0
Public and Private Warrants
Common and Preferred Shares
Term from closing of IPO	30 days
Warrants term	5 years
Public Warrants
Common and Preferred Shares
Number of securities called by each warrant (in shares)	1	1
Warrants price per share (in usd per share) | $ / shares	$ 11.50
Warrant redemption maximum Common share price (in dollars per share) | $ / shares	$ 18.00
Threshold trading days | d	20
Threshold consecutive trading days | d	30
Warrants price per share (in usd per share) | $ / shares	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Private Warrants
Common and Preferred Shares
Number of warrants outstanding (in shares)			3,177,542	3,177,542